Cash and equivalents, marketable securities and short-term investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and equivalents, marketable securities and short-term investments
Cost basis	$ 6,752	$ 6,475
Gross unrealized gains	18	16
Gross unrealized losses	(2)	(6)
Fair value	6,768	6,485
Cash and equivalents	5,443	6,021
Marketable securities and short-term investments	1,325	464
Securities for Reverse Repurchase Agreements	219
Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	2	10	3
Sales of held-to-maturity securities	0	0	0
Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	23
Securities held-to-maturity
Cash and equivalents, marketable securities and short-term investments
Cost basis	95	104
Gross unrealized gains	14	17
Fair value	109	121
Cash
Cash and equivalents, marketable securities and short-term investments
Cost basis	2,218	2,414
Fair value	2,218	2,414
Cash and equivalents	2,218	2,414
Time deposits
Cash and equivalents, marketable securities and short-term investments
Cost basis	3,340	3,556
Fair value	3,340	3,556
Cash and equivalents	3,140	3,538
Marketable securities and short-term investments	200	18
Other short-term investments
Cash and equivalents, marketable securities and short-term investments
Cost basis	225	9
Fair value	225	9
Marketable securities and short-term investments	225	9
Debt securities - U.S. government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	135	103
Gross unrealized gains	2	2
Gross unrealized losses	(1)	(1)
Fair value	136	104
Marketable securities and short-term investments	136	104
Debt securities - European government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis		24
Gross unrealized gains		1
Fair value		25
Marketable securities and short-term investments		25
Debt securities - Other government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	2	3
Fair value	2	3
Marketable securities and short-term investments	2	3
Debt securities - Corporate | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	734	212
Gross unrealized gains	4	4
Gross unrealized losses	(1)	(1)
Fair value	737	215
Cash and equivalents	85	69
Marketable securities and short-term investments	652	146
Equity securities | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	98	154
Gross unrealized gains	12	9
Gross unrealized losses		(4)
Fair value	110	159
Marketable securities and short-term investments	$ 110	$ 159